Share Capital	12 Months Ended
Dec. 31, 2019
Disclosure Of Detailed Information About Share Capital [Abstract]
Share Capital [Text Block]
10.	Share Capital

	a)	Authorized:

Unlimited common shares without par value

Unlimited preferred shares without par value

	b)	Issued and Outstanding:

During the year-ended December 31, 2019:

i)	The Company announced on October 10, 2019 a debt settlement in the amount of $210,369 owed by the Company to certain creditors ("Creditors") by the issuance of 751,318 common shares (each, a "Share") of the Company at a price of $0.280 per Share. The Settlement Agreements were signed on September 11, 2019; however, the debt was not settled until October 10, 2019 when the transaction was approved by the TSX Venture Exchange. The securities are subject to a statutory hold period of four months and one day. The Company reported a gain on this debt settlement in the amount of $15,027.

ii)	The Company announced on January 17, 2019 a debt settlement in the amount of $349,555 owed by the Company to certain creditors ("Creditors") by the issuance of 735,904 common shares (each, a "Share") of the Company at a price of $0.475 per Share. The Settlement Agreements were signed on November 20, 2018; however, the debt was not settled until January 15, 2019 when the transaction was approved by the TSX Venture Exchange. The securities are subject to a statutory hold period of four months and one day. The Company reported a gain on this debt settlement in the amount of $92,368.

During the year-ended December 31, 2018:

iii)	On July 10, 2018, the Company signed the definitive agreement with YOFOTO to commercialize three of RepliCel's programs in Greater China subject to the certain Canadian and Chinese approvals of the transaction (the “Transaction”).

The Transaction represents an investment in RepliCel by YOFOTO along with milestone payments, minimum program funding commitments, and sales royalties in exchange for an exclusive 15-year post-commercialization license to three of RepliCel products for Greater China (Mainland China, Hong Kong, Macau and Taiwan) (the "Territory"). As per Agreement, YOFOTO has up to 10 years to advance to pre-commercialization for 2 of the 3 products and for the third one, within 12 months of regulatory and commercial approvals.

As part of the deal, YOFOTO agreed to invest CDN $5,090,005 (see note 8 – allocation of investment) in a private placement of RepliCel common shares at CDN $0.95 per share to include 20% warrant coverage with each warrant exercisable at CDN $0.95 per share for a period of two years. The warrants are restricted from being exercised without shareholder approval if the exercise of the warrants would increase YOFOTO's ownership of RepliCel's issued and outstanding shares over 19.9%. In association with the private placement, the Company paid a finder's fees of $252,392.

The deal structure also includes milestone payments (of up to CDN $4,750,000), sales royalties, and a commitment by YOFOTO to spend a minimum of CDN $7,000,000 on the RepliCel programs and associated cell processing manufacturing facility over the next five years in Greater China pursuant to a License and Collaboration Agreement. The License and Collaboration Agreement contains a provision permitting YOFOTO to put up to 1/3 of the shares issued in YOFOTO's initial investment back to the Company under certain conditions until July 2027.

See Note 8 for the details of the Licensing and Collaboration Agreement between RepliCel and YOFOTO.

During the year-ended December 31, 2017:

iv)	On February 24, 2017, the Company completed a private placement of 2,532,100 units for gross proceeds of $3,165,264. Each unit consists of one common share of the Company and one share purchase warrant. Each warrant entitles the holder to purchase one additional share for a period of three years from the closing of the financing at a price of $2.00 per share.

Echelon Wealth Partners Inc. (“Echelon”), Haywood Securities Inc. and Clarus Securities Inc. (collectively, the “Agents”) acted as agents with respect to the Brokered Financing. Echelon received a commission of $218,130 and the Agents received agents’ warrants to purchase an aggregate of 174,504 Shares of the Company at a price of $2.00 per share for a period of three years from closing of the Financings. Echelon also received a corporate finance fee of $44,800 and 15,000 agent’s warrants in connection with the Non-Brokered Financing.

The fair value of the agent’s warrants was $100,248. The fair value of the agent’s warrants has been estimated using the Black Scholes option pricing model. The assumptions used to determine the fair value were as follows: (1) dividend yield – 0% (2) expected volatility – 96.81% (3) risk free rate – 1.11% (4) expected life – 36 months. The agents were paid a finders fees in the sum of $28,669.

v)	On October 19, 2017, the Company completed a non-brokered private placement of 2,815,881 shares of $0.41 per share for gross proceeds of $1,154,511. It has paid additional finder’s fees of $28,366. There were no warrants attached to the financing.

c)	Stock Option Plans:

On May 21, 2014, the Company approved a Stock Option Plan whereby the Company may grant stock options to directors, officers, employees and consultants.  The maximum number of shares reserved for issue under the plan cannot exceed 10% of the outstanding common shares of the Company as at the date of the grant. The stock options can be exercisable for a maximum of 10 years from the grant date and with various vesting terms.

d)	Fair value of Company Options Issued from January 1, 2017 to December 31, 2019

There were no stock options granted during the year ended December 31, 2019.

On July 31 and August 1, 2018, the Company granted 1,060,000 and 50,000 stock options to certain directors, officers, consultants and employees of the Company respectively for the purchase of up to an aggregate of 1,110,000 common shares of the Company pursuant to the Company’s Stock Option Plan. Each option granted to the Optionees is exercisable for a period of 5 years at an exercisable price of $0.43 per Share. 910,000 vested immediately and 200,000 options shall vest in equal amounts each calendar quarter over the next 24 months.

During the year ended December 31, 2017, the Company granted an aggregate of 75,000 (2016: 1,025,000; 2015: 15,000) stock options to certain directors pursuant to the Stock Option Plan. Each option is exercisable for a period of 5 years at a price of $1.64 per common share. The range of exercise price is $0.36 to $1.64, expected life of five to seven years, and vesting over one year to five years from the date of grant.

The weighted-average grant date fair value of options granted was estimated using the following weighted average assumptions:

	2019	2018	2017
Risk fee rate	—	2.19%	1.11%
Expected life (years)	—	5	5
Volatility	—	104%	154%
Expected Dividend	$—	$—	$—
Expected forfeiture rate	0%	0%	0%
Exercise price	$—	$0.43	$1.64
Grant date fair value	$—	$0.33	$1.54

Options Issued to Employees

The fair value at grant date is determined using a Black-Scholes option pricing model that takes into account the exercise price, the term of the option, the impact of dilution, the share price at grant date and expected price volatility of the underlying share, the expected dividend yield, the expected forfeiture rate and the risk free interest rate for the term of the option.

Options Issued to Non-Employees

Options issued to non-employees, are measured based on the fair value of the goods or services received, at the date of receiving those goods or services. If the fair value of the goods or services received cannot be estimated reliably, the options are measured by determining the fair value of the options granted, using a valuation model.

e)	Stock-based Compensation

The Company recognized a fair value of $26,275 (2018: $326,367; 2017: $115,800), as stock based compensation expense for stock options granted under the Company's Stock Option Plan for the years ended December 31, 2018 and 2017.

A summary of the status of the stock options outstanding under the Company Stock Option Plan for the years ended December 31, 2019, 2018 and 2017 are as follows:

	Number of Options	Weighted Average Exercise Price
Outstanding, January 1, 2019	2,080,000	$0.79
Cancelled	(250,000)	0.91
Outstanding, December 31, 2019	1,830,000	0.77
Exercisable, December 31, 2019	1,755,000	$0.79

Outstanding, January 1, 2018	1,400,000	$2.04
Granted	1,110,000	0.43
Cancelled	(430,000)	0.69
Outstanding, December 31, 2018	2,080,000	$0.79
Exercisable, December 31, 2018	1,905,000	$0.82
Outstanding, January 1, 2017	1,417,000	$2.89
Granted	75,000	1.64
Expired	(77,000)	0.65
Cancelled	(15,000)	0.99
Outstanding, December 31 2017	1,400,000	$2.04
Exercisable, December 31, 2017	1,400,000	$2.04

As at December 31, 2019, the range of exercise prices for options outstanding under the Company Stock Option Plan is $0.43 - $8.50 and the weighted average remaining contractual life for stock options under the Company Stock Option Plan is 2.88 years. The Remaining unrecognized stock based compensation as of December 31, 2019 was $3,409 (2018: $31,285).

f)	Warrants

The number of warrants outstanding at December 31, 2019 and 2018, each exercisable into one common share, is as follows:

		Weighted
	Warrants	Average
	Outstanding	Exercise Price	Expiry
February 24, 2017	2,721,604	$ 2.00	February 24, 2020
October 9, 2018	1,071,580	$0.95	October 9, 2020
Outstanding, December 31, 2019 and 2018	3,793,184	$ 1.70

	Warrants	Weighted Average
	Outstanding	Exercise Price
Outstanding, December 31, 2017	12,748,898	$1.50
Issued	1,071,580	0.95
Expired	(10,027,294)	0.83
Outstanding, December 31, 2018	3,793,184	$1.70
Expired	—	0.00
Outstanding, December 31, 2019	3,793,184	$1.70

The weighted-average grant date fair value of warrants issued was estimated using the following weighted average assumptions:

	December 31, 2019	December 31, 2018

Risk fee rate	—	2.31%
Expected life (years)	—	22
Volatility	—	104%
Expected Dividend	—	$—
Expected forfeiture rate	—	0%
Exercise price	—	$0.95
Grant date fair value	—	$0.45